Average Annual Total Returns - Advisor Class - PIMCO StocksPLUS Global Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	MSCI World Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deductions for fees, expenses or taxes) 10 Years	50% MSCI EAFE Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	50% MSCI EAFE Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	50% MSCI EAFE Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	13.03%	11.26%	6.91%	15.90%	12.19%	9.87%	13.09%	11.34%	9.70%